Income taxes (Details 2) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Current deferred tax assets :
Provision and accrued expenses		$ 742,295	$ 131,672
Allowance for doubtful debts		185,565	75,550
Current deferred tax assets, Total	866,896	927,860	207,222
Non current deferred tax assets/ liabilities :
Depreciation of property, plant and equipment		(147,077)	(32,046)
Amortization of land use right		538,500	483,356
Amortization of intangible assets		276,086	178,488
Non current deferred tax assets/ liabilities, Total	$ 687,376	$ 667,509	$ 629,798